Balance sheet details - Schedule Of Other Assets Non current (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Investment in securities	$ 1,169	$ 5
Long-term deposits	184	182
Total other noncurrent assets	$ 1,353	$ 187